Concentrations (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Concentrations [Line Items]
Deposit (in Dollars)	$ 16,389,379	$ 25,175,007
Bank deposit (in Dollars)	500,000
Cash held in banks (in Dollars)	$ 14,253,318	$ 22,884,962
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.00%	10.00%
Trade Receivables [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentrations [Line Items]
Concentration risk, percentage		10.00%
Trade Receivables [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.00%
One Suppliers [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	15.00%	20.20%	36.60%
One Suppliers [Member] | Trade and Notes Payables [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	18.30%	54.10%
Two Suppliers [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	13.70%
Two Suppliers [Member] | Trade and Notes Payables [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.60%
Three Suppliers [Member] | Trade and Notes Payables [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.40%